Note 21 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options exercised (in shares)	600,500	305,125
Aggregate fair value	$ 42,058	$ 16,778
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	600,500	305,125
Aggregate fair value	$ 68,629	$ 41,528
Intrinsic value	26,571	16,779
Amount of cash received	42,058	24,749
Tax benefit recognized	$ 131	$ 754